Related party transactions (Narrative) (Details) - Arias Resource Capital Management LP (the "ARC Funds") [Member] shares in Thousands	12 Months Ended
Dec. 31, 2021 shares
Disclosure of transactions between related parties [line items]
Number of warrants exercised	4,650
Number of warrants surrendered	809